Senior secured term loan facility and warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Aug. 15, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance		$ 60,000		$ 60,000
Gains (losses) on change in fair value of derivatives		4,660	$ 6,943	(25,650)	$ (16,279)
Convertible loans, derivatives		0		0		$ 37,947
Convertible loans, short-term		0		0		$ 6,575
Proceeds from senior secured term loans, net of transaction costs				114,490	0
Warrant Obligation, Fair Value	$ 4,000
Borrowings, Fair Value	116,000
Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		1,536	2,961	$ 7,684	7,393
Minimum
Disclosure of detailed information about borrowings [line items]
Exit fee				0.00%
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity								$ 115,000
Borrowings		120,000		$ 120,000
Warrant Obligation, Fair Value	12,297	2,879		2,879
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 65,000	65,000
Gains (losses) on change in fair value of derivatives		2,822	3,913	(15,556)	(16,867)
Facility Agreement With Deerfield Partners, L.P., Tranche One | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		1,132	2,142	5,664	6,184
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity								50,000
Borrowings								$ 50,000
Facility Agreement With Deerfield Partners, L.P., Tranche Two | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		404	819	$ 2,020	1,209
Facility Agreement With Deerfield Partners, L.P., Tranche Two | Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 50,000		$ 50,000
Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings	120,000
Loan Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	175,000
Borrowings	$ 120,000
Convertible Notes, Shares Converted	527,295
Warrants, Shares Converted, Exercise Price	$ 8.30
Loan Agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Exit fee				4.00%
Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Warrant Obligation, Fair Value		$ 1,414		$ 1,414